Fees Summary	May 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,691,000
Previously Paid Amount	0.00
Total Fee Amount	258.89
Total Offset Amount	0.00
Net Fee	258.89
Narrative - Max Aggregate Offering Price	$ 1,691,000
Final Prospectus	true